UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds
(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2016

Date of reporting period: 09/30/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCK - 99.09%	Shares	Fair Value

Consumer Discretionary - 29.46%
Amazon.com, Inc. (a)	1,920	$982,829
AutoZone, Inc. (a)	1,400	1,013,362
Dollar Tree, Inc. (a)	30,000	1,999,800
Domino's Pizza, Inc.	9,600	1,035,936
DR Horton, Inc.	34,300	1,007,048
Home Depot, Inc.	7,000	808,430
Noodles & Co. (a)	79,895	1,131,313
PetMed Express, Inc.	46,600	750,260
Service Corp. International	22,300	604,330
Starbucks Corp.	13,200	750,288
Yum! Brands, Inc.	12,000	959,400
		11,042,996
Consumer Staples - 4.51%
Dr Pepper Snapple Group, Inc.	10,900	861,645
Whole Foods Market, Inc.	26,200	829,230
		1,690,875
Energy - 11.86%
Apache Corp.	15,600	610,896
ConocoPhillips	12,200	585,112
EOG Resources, Inc.	8,200	596,960
National Oilwell Varco, Inc.	15,700	591,105
Noble Energy, Inc.	25,900	781,662
Occidental Petroleum Corp.	10,200	674,730
Schlumberger Ltd.	8,800	606,936
		4,447,401
Financials - 15.25%
Capital One Financial Corp.	13,000	942,760
Ezcorp, Inc. - Class A (a)	210,600	1,299,402
Federated Investors, Inc. - Class B	38,700	1,118,430
First Niagara Financial Group, Inc.	91,200	931,152
Lincoln National Corp.	14,200	673,932
Umpqua Holdings Corp.	46,000	749,800
		5,715,476
Health Care - 17.62%
Edwards Lifesciences Corp. (a)	4,400	625,548
IDEXX Laboratories, Inc. (a)	9,400	697,950
InVivo Therapeutics Holdings Corp. (a)	175,933	1,516,542
Merck & Co., Inc.	11,200	553,168
OPKO Health, Inc. (a)	51,200	430,592
Patterson Cos., Inc.	19,600	847,700
Tenet Healthcare Corp. (a)	16,000	590,720
Zimmer Biomet Holdings, Inc.	6,100	572,973
Zoetis, Inc.	18,700	770,066
		6,605,259

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCK - 99.09% (continued)	Shares	Fair Value

Industrials - 6.35%
FedEx Corp.	5,000	719,900
Stanley Black & Decker, Inc.	8,000	775,840
Union Pacific Corp.	10,000	884,100
		2,379,840
Information Technology - 10.95%
Alphabet, Inc. - Class C (a)	1,400	851,788
Cirrus Logic, Inc. (a)	16,100	507,311
Paychex, Inc.	16,200	771,606
PayPal Holdings, Inc.	25,100	779,104
Take-Two Interactive Software, Inc. (a)	14,600	419,458
Yahoo!, Inc. (a)	26,800	774,788
		4,104,055
Telecommunication Services - 3.09%
Sprint Corp. (a)	150,000	576,000
Verizon Communications, Inc.	13,400	583,034
		1,159,034

TOTAL COMMON STOCK (Cost $35,648,908)		37,144,936

MONEY MARKET SECURITIES - 0.95%
Federated Prime Obligations Fund - Institutional Shares, 0.10% (b)	355,098	355,098

TOTAL MONEY MARKET SECURITIES (Cost $355,098)		355,098

TOTAL INVESTMENTS (Cost $36,004,006) - 100.04%		$37,500,034
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.04%)		(13,199)
NET ASSETS - 100.00%		$37,486,835

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at September 30, 2015, is subject to change and resets daily.

See accompanying notes which are an integral part of these schedules of investments.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCK - 3.06%	Shares	Fair Value

Financials - 3.06%
Umpqua Holdings Corp.	30,000	$489,000

TOTAL COMMON STOCK (Cost $499,254)		489,000

CORPORATE BONDS - 39.36%	Principal Amount	Fair Value

Bridgemill Finance LLC, 8.000%, 07/15/2017 (b) (d)	$924,593	$919,970
California Resources Corp., 5.000%, 01/15/2020	725,000	466,262
Clayton Williams Energy, Inc., 7.750%, 04/01/2019	500,000	421,875
Community Choice Financial, Inc., 10.750%, 05/01/2019	1,000,000	330,000
GrafTech International Ltd., 6.375%, 11/15/2020	650,000	455,000
JC Penney Corp., Inc., 7.950%, 04/01/2017	398,000	412,925
Linn Energy LLC/Linn Energy Finance Corp. , 6.250%, 11/01/2019	900,000	229,500
Performance Drilling Co. LLC, 6.000%, 09/30/2022 (b) (f)	1,420,804	951,939
Plaza of Orlando Condominium Finance Co. LLC, 5.500%, 05/15/2031 (b) (d) (f)	361,000	299,630
Sabine Oil & Gas Corp., 7.250%, 06/15/2019 (g) (i)	1,375,000	192,500
Sanchez Energy Corp., 7.750%, 06/15/2021	500,000	370,000
Thornton Drilling Co., 5.000%, 06/15/2018 (b) (e) (f) (g)	477,977	325,024
Ultra Petroleum Corp., 5.750%, 12/15/2018 (d)	600,000	432,000
Whiting Petroleum Corp., 5.000%, 03/15/2019	550,000	478,500

TOTAL CORPORATE BONDS (Cost $9,579,435)		6,285,125

FOREIGN BONDS DENOMINATED IN US DOLLARS - 7.46%

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 (d) (e) (f) (g)	1,289,000	184,743
Newland International Properties Corp., 9.500%, 07/03/2017 (d) (i)	632,850	253,773
Newland International Properties Corp., 9.500%, 07/03/2017 (h) (i)	385,990	154,782
Oceanografia SA de CV, 11.250%, 07/15/2015 (e) (g) (h)	1,150,000	34,615
Panama Canal Railway Co., 7.000%, 11/01/2026 (h)	567,700	562,591

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $3,658,753)		1,190,504

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

STRUCTURED NOTES - 32.71%	Principal Amount	Fair Value

Bank of Nova Scotia Callable Steepener Note Series A, 6.532%, 07/29/2033 (c)	$1,100,000	$924,000
Barclays Bank PLC Callable Leveraged Steepener Note, 6.336%, 07/31/2034 (c)	750,000	633,750
Citigroup, Inc. Callable Barrier Range Accrual Index Linked Note, 8.000%, 01/30/2023 (c)	448,000	424,659
JP Morgan Chase & Co. Callable Range Accrual Rate Linked Note, 10.000%, 05/06/2030 (c)	500,000	480,000
Morgan Stanley Senior Floating Rate Conversion CMS and Index Linked Note, 10.035%, 03/25/2031 (c)	600,000	588,000
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 8.890%, 08/30/2028 (c)	350,000	308,875
Morgan Stanley Senior Fixed/Floating Rate CMS and Index Linked Note, 9.000%, 06/30/2031 (c)	900,000	954,000
Natixis US Medium-Term Note Program LLC Callable Fixed-to Floating Capped Range Accrual Note, 8.000%, 10/31/2034 (c)	500,000	430,625
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 10.750%, 11/27/2028 (c)	600,000	480,000

TOTAL STRUCTURED NOTES (Cost $5,633,745)		5,223,909

SECURED SUBORDINATED PROMISSORY NOTES - 4.70%

Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019 (d) (f)	750,000	750,000

TOTAL SECURED SUBORDINATED PROMISSORY NOTES (Cost $750,000)		750,000

TOTAL INVESTMENTS (Cost $20,121,187) - 87.29%		$13,938,538
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 12.71%		2,029,751
NET ASSETS - 100.00%		$15,968,289

Percentages are stated as a percent of net assets.

(a)	Variable rate security. Rate shown represents the yield at September 30, 2015 and resets daily.
(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at September 30, 2015.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at September 30, 2015, at which time the aggregate value of illiquid securities is $2,511,336 or 15.73% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.
(i)	Partial interest payments made during the period ended September 30, 2015.

See accompanying notes which are an integral part of these schedules of investments.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCK - 98.72%	Shares	Fair Value

Consumer Discretionary - 13.49%
General Motors Co.	9,950	$298,699
McDonald's Corp.	1,900	187,207
PetMed Express, Inc.	17,700	284,970
Sturm Ruger & Co., Inc.	3,800	223,022
Twenty-First Century Fox, Inc. - Class B	8,000	216,560
		1,210,458
Consumer Staples - 13.74%
Altria Group, Inc.	4,500	244,800
Nestle SA - ADR	4,200	316,008
Philip Morris International, Inc.	4,200	333,186
Unilever NV - ADR	6,100	245,220
Unilever PLC - ADR	2,300	93,794
		1,233,008
Energy - 9.25%
Chevron Corp.	2,700	212,976
Halliburton Co.	8,000	282,800
Helmerich & Payne, Inc.	3,000	141,780
SM Energy Co.	6,000	192,240
		829,796
Financials - 17.24%
Axis Capital Holdings Ltd.	5,700	306,204
CME Group, Inc.	4,000	370,960
M&T Bank Corp.	3,000	365,850
Outfront Media, Inc.	12,000	249,600
PRA Group, Inc. (a)	4,800	254,016
		1,546,630
Health Care - 12.58%
Abbott Laboratories	6,500	261,430
AbbVie, Inc.	4,800	261,168
Johnson & Johnson	2,900	270,715
Zoetis, Inc.	8,150	335,617
		1,128,930

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCK - 98.72% (continued)	Shares	Fair Value

Industrials - 14.13%
Copa Holdings SA - Class A	3,000	$125,790
Houston Wire & Cable Co.	19,300	122,362
Lockheed Martin Corp.	1,700	352,427
Parker-Hannifin Corp.	2,200	214,060
United Technologies Corp.	3,000	266,970
Veritiv Corp. (a)	5,000	186,200
		1,267,809
Information Technology - 16.74%
Apple, Inc.	2,900	319,870
CDK Global, Inc.	6,900	329,682
Microsoft Corp.	7,100	314,246
QUALCOMM, Inc.	5,350	287,456
Sabre Corp.	9,200	250,056
		1,501,310
Materials - 1.55%
FMC Corp.	4,100	139,031

TOTAL COMMON STOCK (Cost $9,917,849)		8,856,972

MONEY MARKET SECURITIES - 1.35%
Federated Prime Obligations Fund - Institutional Shares, 0.10% (b)	120,772	120,772

TOTAL MONEY MARKET SECURITIES (Cost $120,772)		120,772

TOTAL INVESTMENTS (Cost $10,038,621) - 100.07%		$8,977,744
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.07%)		(5,903)
NET ASSETS - 100.00%		$8,971,841

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at September 30, 2015, is subject to change and resets daily.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these schedules of investments.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$37,144,936	$–	$–	$37,144,936
Money Market Securities	355,098	–	–	355,098
Total	$37,500,034	$–	$–	$37,500,034

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2015, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$489,000	$–	$–	$489,000
Corporate Bonds	–	3,788,562	2,496,563	6,285,125
Foreign Bonds	–	1,190,504	–	1,190,504
Structured Notes	–	5,223,909	–	5,223,909
Secured Unsubordinated Promissory Notes	–	750,000	–	750,000
Total	$489,000	$10,952,975	$2,496,563	$13,938,538

*	Refer to the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2015	Realized gain (loss)		Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Corporate Bonds	$2,501,346	$	–(2,525,150)	$–	$24	$–	$(4,807)	$–	$–	$2,496,563
Total	$2,501,346	$	–(2,525,150)	$–	$24	$–	$(4,807)	$–	$–	$2,496,563

IMS FAMILY OF FUNDS NOTES TO THE SCHEDULES OF INVESTMENTS September 30, 2015 (Unaudited)
Securities Valuations and Fair Value Measurements (continued) – The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of September 30, 2015:

Quantitative information about Level 3 fair value measurements
	Fair value at 3/31/2015	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Corporate bonds	$2,171,539	Market based	Dealer quote or historical prices	80-99.5 (92.2)(1)
	325,024	Asset based	Estimated value of issuer’s underlying assets (2)

(1)	A significant decrease in the input in isolation would result in a significantly lower fair valuation measurement.
(2)	A significant increase in this input in isolation would result in a significantly higher fair value measurement.

There were no changes to any valuation techniques for any Level 2 investments during the three month period ended September 30, 2015.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at

September 30, 2015 was $24 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	$ 24
Total	$ 24

The Income Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2015, there were no transfers between levels. See reconciliation of investments for Level 3 securities in chart on previous page. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2015:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$8,856,972	$–	$–	$8,856,972
Money Market Securities	120,772	–	–	120,772
Total	$8,977,744	$–	$–	$8,977,744

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2015, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2015 (Unaudited)

Restricted Securities (continued) – At September 30, 2015, the aggregate value of such securities amounted to $3,592,104 and the value amounts to 22.50% of the net assets of the Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note,	7/23/2015	$750,000	$750,000	$750,000
11.000%, 07/28/2019
Bridgemill Finance, LLC, 8.000%, 07/15/2017	7/12/2007	924,593	924,593	919,970
Cash Store Financial Services, Inc. 11.500%,
01/31/2017	5/21/2012(a)	1,289,000	1,169,210	184,743
Newland International Properties Corp.,
9.500%, 07/03/2017, 144A	6/3/2011	632,850	572,009	253,773
Newland International Properties Corp.,
9.500%, 07/03/2017, Reg S	6/3/2011	385,990	348,881	154,782
Oceanografia SA de CV, 11.250%, 07/15/2015	12/6/2012(b)	1,150,000	1,018,414	34,615
Panama Canal Railway Co., 7.000%, 11/01/2026	2/27/2013	567,700	550,239	562,591
Plaza of Orlando Condominium Finance Co. LLC,
5.500%, 05/15/2031	8/30/2006(c)	361,000	329,707	299,630
Ultra Petroleum Corp., 5.75% 12/15/2018	9/22/2015	600,000	480,756	432,000
			$6,143,809	$3,592,104

(a)	Purchased on various dates beginning 05/21/2012.
(b)	Purchased on various dates beginning 12/06/2012.
(c)	Purchased on various dates beginning 08/30/2006.

Investments – As of September 30, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$5,710,193	$119,110	$395,749
Gross (Depreciation)	(4,234,552)	(6,301,759)	(1,456,626)
Net Appreciation (Depreciation) on Investments	$1,475,641	$(6,182,649)	$(1,060,877)
Tax Cost	$36,024,393	$20,121,187	$10,038,621

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Value Fund is attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	November 25, 2015

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	November 25, 2015